Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Goodwill [Line Items]
Goodwill

5. Goodwill

The Company recorded goodwill in connection with its acquisitions. The changes in the carrying value of goodwill for the period ended September 30, 2021 are as noted in the tables below:

Carrying Value
Balance at December 31, 2020	$6,610,557
Goodwill acquired during the period	—
Balance at September 30, 2021	$6,610,557

5. Goodwill

The Company recorded goodwill in connection with its acquisitions. The changes in the carrying value of goodwill for the years ended December 31, 2020 and 2019 are as noted in the tables below:

Carrying Value
Balance at December 31, 2018	$6,265,255
Goodwill acquired during the period	42,185
Balance at December 31, 2019	$6,307,440
Goodwill acquired during the period	303,117
Balance at December 31, 2020	$6,610,557